Fair Value Measurements - Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability (Details) - Level 3 [Member]	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2023
Stock Price [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	0.78	1.43	1.81	7.02
Initial Exercise Price [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	10.46	10.46	10.46	11.5
Annual Volatility [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	90	130	46.9	48.9
Remaining Term (in Years) [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	0.3	1	0.75	10
Risk-Free Rate [Member]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability [Line Items]
Warrant liability measurement	3.94	4.08	4.9